Segment Reporting	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Segment Reporting [Abstract]
Segment Reporting

(17) SEGMENT REPORTING

A business unit is a component of an entity that has all of the following characteristics:

•	It engages in business activities from which it may earn revenues and incur expenses.

•	Its operating results are regularly reviewed by the entity's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.

•	Its discrete financial information is available.

The Company's business units have historically been identified by both the products they offer and the customers they serve. Effective January 1, 2011, management approved a restructuring of the ZEN unit, which resulted in all of the Company's business units more closely aligning with their product offerings rather than a combination of product offerings and customer demographics. The restructuring of the ZEN unit resulted in the ZEN unit transferring its bandwidth infrastructure products to the ZB unit and its colocation products to the zColo unit. The restructured ZEN unit, which contained only the Company's legacy managed services and CLEC product offerings, was spun-off to Holdings on April 1, 2011.

Subsequent to the restructuring, the ZB unit offers primarily lit bandwidth infrastructure services and the zColo unit provides colocation and inter-connection transport services. The Company has restated the comparative historical segment financial information below to account for the restructuring of the business units.

In connection with the AGL Networks acquisition (See Note 4 — Acquisitions), Zayo established the ZFS unit. ZFS is dedicated to marketing and supporting dark fiber related services. Prior to the formation of the ZFS unit, the Company's dark fiber assets and the related revenues and expenses associated with dark fiber customers were allocated between ZB and ZEN based upon the nature and size of the customers receiving the dark fiber services. Upon the formation of the ZFS business units, effective July 1, 2011, dark fiber assets of the Company and the related revenues and expense associated with dark fiber customers were allocated to the ZFS business unit.

Prior to the formation of the ZFS unit, the Company generated income from dark fiber products. The historical operating results from this product offering were primarily reflected in the results of the ZB business unit. The Company has not restated the historical ZB unit information to carve-out the operating results related to dark fiber services prior to the July 1, 2010 formation of the ZFS unit as management has determined it is impractical to do so.

Revenues for all of the Company's products are included in one of these three business units. The results of operations for each business unit include an allocation of certain corporate overhead costs. The allocation is based on a percentage that represents management's estimate of the relative burden each segment bears of corporate overhead costs. Identifiable assets for each business unit are reconciled to total consolidated assets including unallocated corporate assets and intercompany eliminations. Unallocated corporate assets consist primarily of cash, deferred tax assets, and debt issuance costs.

The following tables summarize significant financial information of each of the segments:

	As of and for the three months ended March 31, 2012
	ZB	zColo	ZFS	Corporate/ eliminations	Total
Revenue	$74,759	$11,770	$19,620	$—	$106,149
Intersegment revenue	(3)	(1,104)	—	—	(1,107)

Revenue from external customers	74,756	10,666	19,620	—	105,042

Gross profit (revenue less operating costs excluding depreciation and amortization)	57,271	6,806	19,162	(585)	82,654
Depreciation and amortization	15,221	1,654	6,923	—	23,798
Operating income/(loss)	21,984	3,015	6,261	(8,448)	22,812
Interest expense	(199)	(54)	(9)	(14,188)	(14,450)
Other (expense)/income, net	151	—	1	—	152
Earnings from continuing operations before provision for income taxes	21,936	2,961	6,253	(22,636)	8,514
Total assets	637,421	71,212	375,461	124,400	1,208,494
Capital expenditures, net of stimulus grant reimbursements	31,071	3,205	8,462	—	42,738

	As of and for the nine months ended March 31, 2012
	ZB	zColo	ZFS	Corporate/ eliminations	Total
Revenue	$195,774	$31,593	$48,194	—	$275,561
Intersegment revenue	(5)	(3,097)	—	—	(3,102)

Revenue from external customers	195,769	28,496	48,194	—	272,459

Gross profit (revenue less operating costs excluding depreciation and amortization)	149,764	17,682	46,898	(1,698)	212,646
Depreciation and amortization	40,362	4,409	15,909	—	60,680
Operating income/(loss)	48,067	7,144	14,388	(16,409)	53,190
Interest expense	(622)	(161)	(20)	(34,319)	(35,122)
Other (expense)/income, net	110	—	3	11	124
Earnings from continuing operations before provision for income taxes	47,555	6,983	14,371	(50,717)	18,192
Capital expenditures, net of stimulus grant reimbursements	79,804	5,393	17,561	—	102,758

	As of and for the three months ended March 31, 2011
	ZB	zColo	ZFS	Corporate/ eliminations	Total
Revenue	$54,666	$9,136	$11,861	$ — $	75,663
Intersegment revenue	(448)	(1,033)	—	—	(1,481)

Revenue from external customers	54,218	8,103	11,861	—	74,182

Gross profit (revenue less operating costs excluding depreciation and amortization)	40,688	4,661	11,482	(1,038)	55,793
Depreciation and amortization	10,962	1,354	3,893	—	16,209
Operating income/(loss)	3,704	1,324	1,197	(11,668)	(5,443)
Interest expense	(203)	(54)	(5)	(8,743)	(9,005)
Other (expense)/income, net	(19)	—	2	86	69
Earnings from continuing operations before provision for income taxes	3,482	1,270	1,194	(20,325)	(14,379)
Total assets (Restated)	479,379	55,059	212,230	26,776	773,444
Capital expenditures, net of stimulus grant reimbursements	25,199	275	3,597	—	29,071

	As of and for the nine months ended March 31, 2011
	ZB	zColo	ZFS	Corporate/ eliminations	Total
Revenue	$158,233	$24,444	$31,067	$—	$213,744
Intersegment revenue	(2,056)	(2,293)	—	—	(4,349)

Revenue from external customers	156,177	22,151	31,067	—	209,395

Gross profit (revenue less operating costs excluding depreciation and amortization)	115,906	12,885	30,341	(3,068)	156,064
Depreciation and amortization	30,278	4,037	9,584	—	43,899
Operating income/(loss)	21,640	4,051	6,524	(16,288)	15,927
Interest expense	(724)	(169)	(10)	(23,390)	(24,293)
Other (expense)/income, net	(36)	—	6	(79)	(109)
Earnings from continuing operations before provision for income taxes	20,880	3,882	6,520	(39,757)	(8,475)
Capital expenditures, net of stimulus grant reimbursements	77,975	1,302	8,375	—	87,652

(18) SEGMENT REPORTING

A business unit is a component of an entity that has all of the following characteristics:

•	It engages in business activities from which it may earn revenues and incur expenses.

•	Its operating results are regularly reviewed by the entity's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.

•	Its discrete financial information is available.

The Company's business units have historically been identified by both the products they offer and the customers they serve. Effective January 1, 2011, management approved a restructuring of the ZEN unit, which resulted in all of the Company's business units more closely aligning with their product offerings rather than a combination of product offerings and customer demographics. The restructuring of the ZEN unit resulted in the ZEN unit transferring its bandwidth infrastructure products to the ZB unit and its colocation products to the zColo unit. The restructured ZEN unit, which contained only the Company's legacy managed services and CLEC product offerings, was spun-off to Holdings on April 1, 2011.

Subsequent to the restructuring, the ZB unit offers primarily lit bandwidth infrastructure services and the zColo unit provides colocation and inter-connection transport services. The Company has restated the comparative historical segment financial information below to account for the restructuring of the business units.

In connection with the AGL Networks acquisition (See Note 4 — Acquisitions), Zayo established the ZFS unit. ZFS is dedicated to marketing and supporting dark fiber related services. Prior to the formation of the ZFS unit, the Company's dark fiber assets and the related revenues and expenses associated with dark fiber customers were allocated between ZB and ZEN based upon the nature and size of the customers receiving the dark fiber services. Upon the formation of the ZFS business units, effective July 1, 2011, dark fiber assets of the Company and the related revenues and expense associated with dark fiber customers were allocated to the ZFS business unit.

Prior to the formation of the zColo and the ZFS units, the Company generated income from colocation and dark fiber products. The historical operating results from these product offerings were primarily reflected in the results of the ZB business unit. The Company has not restated the historical ZB unit information to carve-out the operating results related to colocation product offerings prior to the September 30, 2009 formation of the zColo unit or dark fiber services prior to the July 1, 2010 formation of the ZFS unit as management has determined it is impractical to do so.

Revenues for all of the Company's products are included in one of these three business units. The results of operations for each business unit include an allocation of certain corporate overhead costs. The allocation is based on a percentage that represents management's estimate of the relative burden each segment bears of corporate overhead costs. Identifiable assets for each business unit are reconciled to total consolidated assets including unallocated corporate assets and intercompany eliminations. Unallocated corporate assets consist primarily of cash, deferred tax assets, and debt issuance costs.

The following tables summarize significant financial information of each of the segments:

	As of and for the year ended June 30, 2011
	ZB	zColo	ZFS	Corporate/ eliminations	Total
Revenue	$214,110	$33,899	$44,549	$—	$292,558
Intersegment revenue	(2,056)	(3,267)	—	—	(5,323)

Revenue from external customers	212,054	30,632	44,549	—	287,235

Gross profit (revenue less operating costs excluding depreciation and amortization)	158,461	17,700	43,152	(3,606)	215,707
Depreciation and amortization	41,521	5,393	13,549	—	60,463
Operating income/(loss)	38,264	6,120	10,796	(14,092)	41,088
Interest expense	(960)	(225)	(15)	(32,214)	(33,414)
Other (expense)/income, net	(54)	—	7	(79)	(126)
Earnings from continuing operations before provision for income taxes	37,249	5,895	10,788	(46,384)	7,548
Total assets (Restated)	491,685	52,973	211,315	34,448	790,421
Capital expenditures, net of stimulus grant reimbursements	99,062	1,543	11,919	—	112,524

	As of and for the year ended June 30, 2010
	ZB	zColo	ZFS	Corporate/ eliminations	Total
	(Restated)	(Restated)		(Restated)	(Restated)
Revenue	$183,085	$23,993	$—	$—	$207,078
Intersegment revenue	(5,833)	(1,915)	—	—	(7,748)

Revenue from external customers	177,252	22,078	—	—	199,330

Gross profit (revenue less operating costs excluding depreciation and amortization)	131,331	13,025	—	(7,714)	136,642
Depreciation and amortization	34,225	4,513	—	—	38,738
Operating income/(loss)	27,336	4,409	—	(17,920)	13,825
Interest expense	(1,130)	(164)	—	(17,398)	(18,692)
Loss on extinguishment of debt	—	—	—	(5,881)	(5,881)
Other income, net	382	—	—	1,144	1,526
Earnings from continuing operations before provision for income taxes	26,588	4,245	—	(41,215)	(9,222)
Total assets	397,498	57,586	—	103,408	558,492
Capital expenditures, net of stimulus grant reimbursements	58,117	634	—	—	58,751

	As of and for the year ended June 30, 2009
	ZB	zColo	ZFS	Corporate/ eliminations	Total
Revenue	$129,282	$—	$—	$—	$129,282
Intersegment revenue	(3,943)	—	—	—	(3,943)

Revenue from external customers	125,339	—	—	—	125,339

Gross profit (revenue less operating costs excluding depreciation and amortization)	95,712	—	—	(8,165)	87,547
Depreciation and amortization	26,554	—	—	—	26,554
Operating income/(loss)	16,407	—	—	(13,319)	3,088
Interest expense	(1,182)	—	—	(14,063)	(15,245)
Other income, net	54	—	—	180	234
Earnings from continuing operations before provision for income taxes	15,279	—	—	(27,202)	(11,923)
Total assets	316,511	—	—	105,651	422,162
Capital expenditures, net of stimulus grant reimbursements	61,614	—	—	—	61,614